Report for the Six Months Ended June 30, 1997


                      REAL SILK INVESTMENTS, INCORPORATED


                            Indianapolis   Indiana


                             ____________________


                                   OFFICERS

               D. R. Efroymson..........President and Treasurer
               L. M. Efroymson . . . . . . . . . Vice President
               M. A. Singer. . . . . . Assistant Vice President
               J. D. Hagan . . . . . . Assistant Vice President
               L. A. Cox . . . . . . . . . . . . . . .Secretary
               D. A. Link. . . . . . . . . .Assistant Secretary


                                   DIRECTORS

            Daniel R. Efroymson            Herbert D. Falender
            Loralei M. Efroymson           Norman C. Kleifgen, Jr.

                              Terry W. Bowmaster
                                Mary Ann Stein
                                Samuel L. Odle


    TRANSFER AGENT AND REGISTRAR                   CUSTODIAN OF SECURITIES

    Registrar & Transfer Company                          NBD Bank, N.A.
    Cranford, New Jersey                                Indianapolis, Indiana



                             INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP
                             Indianapolis, Indiana

REAL SILK INVESTMENTS, INCORPORATED


Financial Statements


June 30, 1997



Table of Contents




                                                                           Page

Financial Statements:

         Statement of Assets and Liabilities                                 2

         Statement of Operations                                             3

         Statements of Changes in Net Assets                                 4

         Supplementary Information   Financial Highlights                    5

         Notes to Financial Statements                                     6-10


Additional Information:

         Schedule of Investments in Securities                            11-15

                      REAL SILK INVESTMENTS, INCORPORATED

                      Statement of Assets and Liabilities

                                 June 30, 1997


                                    Assets

Investments in securities (unaffiliated issuers), at market
value:
         Money market funds (cost:  $1,191,293)                       $1,191,293
         Common shares (cost:  $11,699,315)                          107,932,327
         U.S. government and agency securities (cost: $6,321,062)     6,446,152
         Bonds and notes (cost:  $3,648,924)                          3,681,633
            Total investments in securities (unaffiliated issuers)  119,251,405


Investments in securities (affiliated issuers), at market value:
         Common shares (cost:  $147,786) (note 4)                    10,200,000
            Total investments in securities                         129,451,405


Cash                                                                      9,901
Accrued interest and dividends receivable                               324,496
Other assets                                                             25,679
Office furniture and equipment, less accumulated
         depreciation of $54,925                                         37,734
            Total assets                                            129,849,215


                                  Liabilities

Accounts payable and accrued expenses                                    21,244
Deferred federal income tax payable on net built-in gains (note 1)   13,004,767
            Total liabilities                                        13,026,011


                                  Net Assets

Equivalent to $709.38 per share based on 164,683 shares of
         $5.00 par value common stock outstanding (note 2)         $116,823,204








                See accompanying notes to financial statements.
This statement was prepared by the Company and was not examined by the independent auditors.

                      REAL SILK INVESTMENTS, INCORPORATED

                            Statement of Operations

                        Six months ended June 30, 1997


Investment income:
         Dividends, including affiliated issuers of $132,000(note 4)  $1,088,200
         Interest on securities from unaffiliated issuers               370,197
               Total income                                           1,458,397
Expenses:
         Officers' salaries                                              51,722
         Salaries and wages                                              22,384
         Taxes other than federal income tax                             23,462
         Legal, auditing and other professional services                 29,232
         Custodian fees                                                   5,409
         Directors' fees                                                  5,200
         Office expense and supplies                                      3,327
         Insurance                                                        5,706
         Rent (note 7)                                                   25,883
         Pension (note 5)                                                 3,456
         Depreciation                                                     4,397
         Dues and subscriptions                                           9,674
         Computer expense                                                 3,374
         Equipment lease                                                 11,970
         Sundry                                                           6,734
               Total expenses                                           211,930
               Net investment income                                  1,246,467

Net realized gain (loss) on investment securities (unaffiliated issuers):
         Proceeds from sales                                          5,720,812
         Cost of securities sold                                      5,723,202
                                                                         (2,390)
         Federal income (tax) benefit (note 1)                           19,267
            Net realized gain (loss) on investment securities(note 3)   16,877

Unrealized appreciation in value of investments:
         Beginning of period (January 1, 1997)                       91,378,918
         End of period (June 30, 1997)                              106,443,025
                                                                     15,064,107
         Increase in deferred federal income tax payable (note 1)       (28,176)
               Net increase in unrealized appreciation, including an
                 affiliated issuers increase of $675,000 (note 4)    15,035,931

Net realized and unrealized gain (loss) on investments               15,052,808
Net increase (decrease) in net assets resulting from operations    $ 16,299,275





                See accompanying notes to financial statements.
This statement was prepared by the Company and was not examined by the independent auditors.

                      REAL SILK INVESTMENTS, INCORPORATED

                      Statements of Changes in Net Assets

                    Six months ended June 30, 1997 and 1996



                                                         1997            1996

Net investment income                               $  1,246,467      1,268,873

Net realized gain (loss) on investments                   16,877        608,712

Net increase (decrease) in unrealized appreciation    15,035,931     (2,233,478)

Net increase (decrease) in net assets resulting
     from operations                                  16,299,275       (355,893)

Federal income tax paid on realized gain on behalf of      -                -
    stockholders, charged to operations (note 1)

 Cash distributions to stockholders from net investment
   income ($5.00 and $5.00 per share, respectively)
   (note 1)                                            (823,415)      (823,415)

Deemed distributions to stockholders from net realized
    gain on investments (note 1)                          -                -

Additional paid-in capital (note 1)                       -                -

Increase (decrease) in net assets                     15,475,860     (1,179,308)

Net assets at beginning of period                    101,347,344     94,697,920

Net assets at end of period (including undistributed
net investment income of $1,209,514 and $1,177,796,
respectively, and undistributed net realized capital
gain (loss) of $16,877 and  $377,287, respectively) $116,823,204     93,518,612













                See accompanying notes to financial statements.
This statement was prepared by the Company and was not examined by the independent auditors.

                      REAL SILK INVESTMENTS, INCORPORATED

                           Supplementary Information
                             Financial Highlights


                                         Six months
                                          ended         Year Ended December 31,
                                          June 30,
                                            1997     1996    1995  1994   1993
Per share data                           Unaudited

Investment income                       $   8.86    17.85   17.52  16.23  15.37
Less:  expenses                             1.29     2.29    2.17   1.92   1.68
    Net investment income                   7.57    15.56   15.35  14.31  13.69
Net realized gain (loss) on investments      .10     2.95  (1.27)  (.12)  (.01)
Net increase (decrease) in unrealized
    appreciation                           91.30    37.10   71.10 (26.29)  59.77

Net increase (decrease) in net assets
    resulting from operations              98.97    55.61   85.18 (12.10)  73.45

Federal income tax paid on realized gain
    on behalf of stockholders, charged to
    operations (note 1)                      -        .87    -        -      -

Cash distributions to stockholders from net
    investment income (note 1)            (5.00)  (15.23) (15.28) (13.92)(13.15)
Deemed distributions to stockholders from net
    realized gains on investments (note 1)   -     (2.49)    -       -     (.28)
Additional paid-in capital (note 1)          -       1.62    -       -      .18

Increase (decrease) in net assets         93.97     40.38   69.90 (26.02)  60.20

Net asset value per share:
    Beginning of period                  615.41    575.03  505.13  531.15 470.95

    End of period                      $ 709.38    615.41  575.03  505.13 531.15

Market value per share, end of period  $ 491.50    450.00  420.00  375.00 335.00

Ratios/Supplemental Data:  (for the six months
    ended June 30, 1997, the ratios are
    annualized to provide comparisons)
         Expenses to average net assets  .40%       39%    .41%    .36%    .33%
         Net investment income to average
            net assets                  2.34%     2.67%   2.88%   2.71%   2.72%
         Portfolio turnover rate        3.73%     3.35%   2.04%   1.07%   1.28%
         Average commission rate(1)  $  0.0700    0.0700
         Total investment return       20.76%    10.89%  16.31%  16.33%  12.47%
         Net assets
          at the end
          of year      $116,823,204 101,347,344 94,697,920 83,186,717 87,471,939

 (1) Computed by dividing the total amount of commissions paid by the total number of shares purchased or sold during the period for which there was a commission charged.

                See accompanying notes to financial statements.
    This statement was prepared by the Company and was not examined by the independent auditors.


                               REAL SILK INVESTMENTS, INCORPORATED

                                  Notes to Financial Statements

                                         June 30, 1997


Note 1 - Summary of Significant Accounting Policies

     Real Silk Investments, Incorporated (the Company) is registered under the Investment Company Act of 1940 (as amended) as a closed-end diversified management investment company. The Company, which primarily invests in common stock, has no external managers and pays no management fees. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles for closed-end management investment companies, are described below.

     Investments

     Investments in securities traded on national securities exchanges or the NASDAQ National Market are valued at the last reported sales price. Other securities traded on thever-the-counter market are valued at the closing bid prices. Bonds and notes are valued on the basis of quotations furnished by recognized trade sources. Purchases and sales of securities are recorded as of the trade dates. The cost bases of investments for federal income tax purposes are the same as the book values.

     Investment Income

     Dividend and interest income are recorded on the accrual basis of accounting. Cash dividends from securities are recorded as income on the ex-dividend dates. Dividends for which the recipient has the choice to receive cash or stock are recognized as investment income in the amount payable in cash. Other noncash dividends are recognized as investment income at the fair market value of the property received.

     Use of Estimates and Assumptions

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     Federal Income Tax

     Prior to January 1, 1989, the Company was subject to federal income tax as a regular ("C") corporation. Beginning January 1, 1989, the Company qualified and elected to be taxed as a regulated investment company within the meaning of Section 851 of the Internal Revenue Code and is currently reporting tax on such basis. As a regulated investment company, the Company generally does not pay federal income tax at the corporate level on current earnings which are passed through to its stockholders.


     The Tax Reform Act of 1986 gives the United States Treasury Department the authority, under Section 337(d)(1), to promulgate regulations to assure that the purposes of certain provisions of that Act (those taxing appreciated property on the sale or liquidation of a corporation) are not circumvented by the use of various entities, including regulated investment companies. In Notice 88-19, Treasury stated its intention to issue regulations generally making a C corporation taxable on built-in gains at the time it converts to a regulated investment company, but permitting it to elect to be subject to rules similar to those applicable to a corporation which elects to be taxed as an S corporation. Those rules impose tax on the built-in gains of a C corporation which are recognized during the first ten years following its election to be an S corporation. If the intended regulations were adopted as described in Notice 88-19, the appreciation of the assets of the Company as of January 1, 1989 (the "built-in gains"), would be taxed to the extent these gains are realized prior to January 1, 1999. To date, no such regulations have been issued.

     Because the authority to promulgate such regulations exists and because the Treasury Department issued Notice 88-19, the Company has recorded a deferred tax liability in its financial statements for the potential tax. If the deferred tax liability did not exist, which will at least occur as of January 1, 1999, the net asset value of the Company would be increased by the amount of the deferred tax liability, which amounts to approximately $78.97 per share at June 30, 1997.

     As built-in gains have been realized, the Company has deposited with the Internal Revenue Service amounts representing the potential tax on realized built-in gains. However, because no regulations have been issued, the Company, while continuing to make the deposits, is also requesting refunds of the amounts deposited to protect the Company's right to those deposits should regulations not be issued.

     The Company has received a refund, or a notice of refund, from the Internal Revenue Service for the amounts deposited representing the potential tax on realized built-in gains for the tax years ending December 31, 1992 and 1996. However, the Company cannot predict the response of the Internal Revenue Service to the Company's request for refunds for the amounts deposited in other years or whether or when such regulations will be issued.

     Also, the Company is a personal holding company as defined in Section 542 of the Internal Revenue Code. As a personal holding company, the Company is subject to a special surtax on any undistributed personal holding company income. However, the Company intends to distribute all of its personal holding company income.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from the ultimate characterization for federal income tax purposes.

     Distributions to Stockholders

     The policy of the Company is to distribute all investment company taxable income and to retain as much tax-exempt income as possible without incurring tax at the corporate level and without jeopardizing the Company's regulated investment company status. All or most of its realized capital gains are retained.

     As a regulated investment company, the Company may annually elect to treat retained capital gains as distributed to its stockholders on the last day of the year. The Company must pay a tax at the highest corporate rate on the retained gains deemed distributed. The stockholders include these capital gains in their individual income tax returns and receive a credit equal to their share of the tax paid by the Company. The difference between the gains retained by the Company and the tax paid by the Company on behalf of the stockholders is added by the stockholder to the basis of their stock.

     For the six-month period ended June 30, 1997, the Company realized long-term capital gains of $9,132, realized long-term capital losses of $11,522 and received a notice of refund of the 1996 built-in gains tax deposit of $19,267.

Note 2 - Net Assets

     The Company's net assets at June 30, 1997, were comprised of the following elements:

     Common stock ($5.00 par value) and additional paid-in
       capital; 300,000 shares authorized, 164,683 shares
           issued and outstanding                                $   22,158,555

         Accumulated undistributed income:
           Undistributed net investment income                        1,209,514
           Undistributed net realized capital gain (loss) (note1)        16,877
           Unrealized gains of $106,627,274 and unrealized losses of $184,249, less deferred federal income tax of $13,004,767 93,438,258

         Net assets at June 30, 1997                               $116,823,204

Note 3 - Investments

     Following is a summary of securities sold during the six months ended June 30, 1997:

                                   Proceeds from
                                     Sales and                        Net Gain
                                     Maturities           Cost          (Loss)

     Money market funds             $3,180,648         3,180,648          -
     Common shares                     234,164           242,554        (8,390)
     U.S. government securities      2,000,000         2,000,000          -
     Bonds and notes                   306,000           300,000         6,000

         Totals                     $5,720,812         5,723,202        (2,390)
     Federal income tax:
         Refund of 1996 built-in gains deposit                          19,267

     Net realized capital gain (loss)                                 $ 16,877

     The federal income tax is computed at a rate of 35% on the built-in unrealized gains which existed at January 1, 1989 (the effective date of the Company's election to be taxed as a regulated investment company-note 1) and which were realized during the six month period ended June 30, 1997. There were no net built-in gains realized during the six months ended June 30, 1997. As discussed in Note 1, the Company requests a refund from the IRS of built-in gain tax deposits made. In July, 1997, the Company received from the Internal Revenue Service a notice of refund of taxes paid in 1996 of $19,267. This refund is recorded as a receivable to the Company as of June 30, 1997.

     The aggregate cost of securities acquired during the six months ended June 30, 1997, was as follows:

         Money market funds                                        $  3,820,611
         Common shares                                                  150,938
         U.S. government securities                                       -
         Bonds and notes                                              2,051,040

              Total purchase of securities                         $  6,022,589

Note 4 - Investment in Affiliated Issuer

     The Company is an affiliated company, as defined in Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, with respect to its investment in Arnold Industries, Inc. The Company and affiliated persons owned more than five percent of the voting common stock of Arnold Industries, Inc., at June, 30, 1997.

Note 5 - Retirement Plan

     Effective January 1, 1992, the Company began sponsoring a money purchase pension plan which covers all employees of the Company who have met certain service requirements. Annually, the Company must contribute to the Plan an amount equal to five percent of each participant's compensation. Pension expense for the six months ended June 30, 1997 and 1996 was $3,208 and $3,222, respectively.

Note 6 - Line of Credit

     The Company has an unsecured line of credit for short-term bank borrowings of up to $5 million, with interest computed at the bank's prime rate.
     The line of credit expires on July 1, 1998. At June 30, 1997, the entire line of credit was unused.

Note 7 - Rent Commitment

     In March 1993, the Company entered into a five-year operating lease for office space. At June 30, 1997, the future minimum rental payments required by the lease are as follows:

                                                     Required
             Payable In                            Rent Payments

                1997                                 $ 26,252
                1998                                   13,126

                Total                                $ 39,378




               REAL SILK INVESTMENTS, INCORPORATED

              Schedule of Investments in Securities

                        June 30, 1997

                                     Principal                           % of
                                       Amount                            Total
                                      or Number             Industry Investment
Description                          of Shares       Value    Totals   Portfolio

MONEY MARKET FUNDS (unaffiliated issuers):
      Fidelity Cash Reserves Fund     214,934    $    214,934
      Pegasus Money Market Fund       976,359         976,359

      Total Money Market Funds                    $1,191,293  $1,191,293  .92%

COMMON SHARES (unaffiliated issuers):

Sector:  Business Services
    Industry:  Information Services                            3,179,400  2.46%
      Cognizant Corporation            8,800         356,400
      Dun & Bradstreet, Inc.           8,800         231,000

    Industry:  Office Furniture
      Miller (Herman), Inc.           72,000       2,592,000

Sector:  Consumer Goods                                      13,407,148  10.36%
    Industry:  Apparel/Textiles
      Guilford Mills, Inc.            19,687         409,726
      Russell Corporation            179,200       5,308,800

    Industry:  Food/Restaurants
      ConAgra, Inc.                   10,000         641,870
     *Consolidated Products, Inc.     37,009         689,293
     *Kroger Company, Inc.           216,000       6,264,000

    Industry:  Tobacco
     *Imperial Tobacco Group PLC (ADR) 7,268         93,459

Sector:  Diversified
    Industry:  Conglomerate                                  1,960,597    1.51%
      Hanson, PLC (ADS)                3,634         90,850
      TRW, Inc.                       32,000      1,817,984
     *U.S. Industries, Inc.            1,453         51,763

               REAL SILK INVESTMENTS, INCORPORATED

              Schedule of Investments in Securities

                          June 30, 1997

                                      Principal                            % of
                                      Amount                              Total
                                      or Number            Industry  Investment
Description                          of Shares      Value   Totals    Portfolio

Sector:  Energy/Natural Resources                          12,219,293     9.44%
    Industry:  Metals/Mining
      Newmont Mining Corporation         54,916  2,141,724
      Penn Virginia Corporation          40,000  1,960,000
      Reynolds Metals Co., Inc.           8,344    594,510
     *The Energy Group PLC (ADS)          3,634    153,990

    Industry:  Oil & Gas
      Atlantic Richfield Co., Inc.       32,000  2,256,000
      Kerr-McGee Corporation             18,000  1,140,750
      Northwest Natural Gas, Inc.        23,400    612,776
      Occidental Petroleum Corporation    9,570    239,843
      Union Pacific Resources Group Inc. 29,118    724,310

    Industry:  Paper
      Boise Cascade Corporation           6,666    235,390
      Temple-Inland, Inc.                40,000  2,160,000

Sector:  Financial                                          24,492,308   18.92%
    Industry:  Bank/Thrift
      First Chicago NBD Corporation      92,928  5,622,144
     *Ocwen Financial Corporation        13,500    440,438

    Industry:  Insurance
      American Financial Group, Inc.     33,902  1,445,072
      Chubb Corporation                  54,000  3,611,250
      CMAC Investment Corporation         8,000    382,000
      HSB Group, Inc. (Formerly:  Hartford Steam
       Boiler Inspection & Insurance Co.)186,000 9,927,750
      Ohio Casualty Corporation          16,000    704,000
      ReliaStar Financial Corporation    21,039  1,538,476

    Industry:  Mortgage
     *First Alliance Corporation         11,500    336,375

    Industry:  Mutual Funds
     Japan Fund, Inc.                    17,651    169,803
     Scudder Large Company Value Fund    12,000    315,000
       (Formerly: Scudder Capital Growth Fund, Inc.)

                      REAL SILK INVESTMENTS, INCORPORATED

              Schedule of Investments in Securities

                          June 30, 1997

                                     Principal                            % of
                                       Amount                             Total
                                     or Number             Industry  Investment
Description                          of Shares    Value     Totals    Portfolio

Sector:  Industrial                                        22,480,206    17.37%
    Industry:  Capital Goods
      Cincinnati Milacron, Inc.          36,000    933,732
      Manitowoc Co., Inc.                84,000  3,927,000

    Industry:  Chemicals
      Sigma-Aldrich Corporation          10,000    350,620
      Millenium Chemicals Inc.            2,076     47,229

    Industry:  Environmental Services
      Browning-Ferris Industries, Inc.   16,000    532,000
      Waste Management, Inc. (Formerly:
        WMX Technologies, Inc.)          13,000    417,625

    Industry:  Steel
      Nucor Corporation                 288,000 16,272,000

Sector:  Medical                                               8,977,309  6.93%
    Industry:  Pharmaceutical
      Bristol-Myers Squibb Co., Inc.      8,000    648,000

      Johnson & Johnson, Inc.            96,000  6,180,000
      Lilly (Eli) & Co., Inc.             8,000    874,496
      Merck & Co., Inc.                   9,000    920,813
      Mylan Laboratories, Inc.           24,000    354,000

Sector:  Technology                                            4,976,261  3.84%
    Industry:  Computer Hardware/Software
      Hewlett-Packard Corporation        16,000    896,000
     *Microsoft Corporation               6,000    758,250

    Industry:  Electronics
     *DII Group, Inc.                  10,000      440,000
     *Marshall Industries, Inc.          36,000  1,341,000
      Motorola Inc.                    7,000       532,875
     *Vishay Intertechnology, Inc.       34,839  1,008,136

Sector:  Communications                                      9,743,418    7.53%
    Industry:  Entertainment
      Time Warner, Inc.                 144,000  6,948,000

               REAL SILK INVESTMENTS, INCORPORATED

              Schedule of Investments in Securities

                          June 30, 1997

                                       Principal                          % of
                                        Amount                            Total
                                       or Number           Industry  Investment
Description                            of Shares    Value   Totals    Portfolio

    Industry:  Telecommunication
      Ameritech Corporation               8,000    543,496
      Bell Atlantic Corporation           4,000    303,500
      Bell South Corporation             12,000    556,500
      GTE Corporation                     7,900    346,613
      MCI Communications Corporation     14,800    566,559
      Telefonos de Mexico S.A.
         (ADR Series L)                  10,000    478,750

Sector:  Transportation (see also
       affiliated issuers)                                 6,496,387      5.02%
    Industry:  Automotive
      MascoTech, Inc.                    96,000  2,004,000

    Industry:  Railroads
      Norfolk Southern Corporation       18,000  1,813,500
      Union Pacific Corporation          34,380  2,400,137

    Industry:  Trucking
      Wabash National Corporation        10,000   278,750

       Total common shares
                (unaffiliated issuers)        $107,932,327  $107,932,327 83.38%

U.S. GOVERNMENT AND AGENCY
   SECURITIES (unaffiliated issuers):
     U.S. Treasury Notes 8.500%, 7/15/97   500,000   500,625
     U.S. Treasury Notes 7.875%, 1/15/98 1,000,000 1,011,870
      U.S. Treasury Notes 8.250%, 7/15/98  500,000   512,187
      Federal Home Loan Mtg. Corp. REMIC,
       5.75%, 2006                       1,000,000   982,180
      Federal National Mtg. Assn. Guaranteed
       REMIC, 6.75%, 2018                1,000,000   995,620
      Federal National Mtg. Assn. REMIC,
       6.00%, 2015                       1,000,000   987,180
      Federal Home Loan Mtg. Corp.,
       6.55%, 2003                       1,000,000   980,160
      Federal Home Loan Mtg. Corp.,
       6.25%, 2006                         500,000   476,330

       Total U.S. Government and Agency
       Securities (unaffiliated issuers)          $6,446,152  $6,446,152  4.98%


                REAL SILK INVESTMENTS, INCORPORATED

               Schedule of Investments in Securities

                           June 30, 1997

                                      Principal                            % of
                                      Amount                              Total
                                      or Number             Industry Investment
Description                           of Shares     Value     Totals  Portfolio

OTHER BONDS AND NOTES (unaffiliated
   issuers):
      Kentucky State Turnpike Auth. Res.,
       13.125%, 2009                    125,000    125,031
      BankAmerica Corp., 7.875%, 2002 1,000,000  1,045,310
      Household Finance Corp. Note, 7.25%,
       2003                            1,000,000 1,011,940
      General Motors Acceptance Corp. Note,
       7.125%, 2003                      500,000    504,762
      Household Finance Corp. Note, 7.625%,
       1999                              500,000     510,800
      Pacific Gas and Electric Co., 6.25%,
       2004                              500,000     483,790

       Total Other Bonds and Notes
          (unaffiliated issuers)              $  3,681,633  $ 3,681,633   2.84%

       Total investments in securities
          (unaffiliated issuers)              $119,251,405  $119,251,405  92.12%

 COMMON SHARES (affiliated issuers):

Sector:  Transportation (see also
       unaffiliated issuers)
     Industry:  Trucking
      Arnold Industries, Inc.         600,000   10,200,000                7.88%

       Total investments in securities
          (affiliated issuers)               $  10,200,000 $ 10,200,000   7.88%

       Total investments in securities       $129,451,405  $129,451,405 100.00%




          See accompanying notes to financial statements.
This statement was prepared by the Company and was not examined by the independent auditors.